Segments - Summary of Results by Segment (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 1,668	£ 1,811
Non-interest income/(expense)	453	501
Total operating income/(expense)	2,121	2,312
Operating expenses before credit impairment losses, provisions and charges	(1,257)	(1,283)
Credit impairment (losses)/releases	(69)	(91)
Provisions for other liabilities and charges	(206)	(33)
Total operating credit impairment losses, provisions and (charges)/releases	(275)	(124)
Profit before tax	589	905
Revenue from external customers	2,121	2,312
Inter-segment revenue	2,121	2,312
Total operating income/(expense)	2,121	2,312
Revenue from external customers includes the following fee and commission income disaggregated by income type:
- Current account and debit card fees	374	338
- Insurance, protection and investments	37	46
- Credit cards	42	45
- Non-banking and other fees	86	155
Total fee and commission income	539	584
Fee and commission expense	(204)	(204)
Net fee and commission income	335	380
Customer loans	200,358		£ 199,586
Total assets	284,527		283,372
Customer deposits	169,749		167,315
Total liabilities	268,463		267,463
Retail banking [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	1,465	1,565
Non-interest income/(expense)	353	304
Total operating income/(expense)	1,818	1,869
Operating expenses before credit impairment losses, provisions and charges	(1,011)	(957)
Credit impairment (losses)/releases	(63)	(52)
Provisions for other liabilities and charges	(95)	(34)
Total operating credit impairment losses, provisions and (charges)/releases	(158)	(86)
Profit before tax	649	826
Revenue from external customers	2,166	2,183
Total operating income/(expense)	1,818	1,869
Revenue from external customers includes the following fee and commission income disaggregated by income type:
- Current account and debit card fees	345	311
- Insurance, protection and investments	37	46
- Credit cards	42	45
- Non-banking and other fees	36	67
Total fee and commission income	460	469
Fee and commission expense	(184)	(183)
Net fee and commission income	276	286
Customer loans	174,590		172,747
Total assets	182,785		179,572
Customer deposits	142,814		142,065
Total liabilities	143,788		142,839
Retail banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	(348)	(314)
Corporate and commercial banking [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	189	202
Non-interest income/(expense)	38	40
Total operating income/(expense)	227	242
Operating expenses before credit impairment losses, provisions and charges	(138)	(134)
Credit impairment (losses)/releases	(9)	(22)
Provisions for other liabilities and charges	(1)	8
Total operating credit impairment losses, provisions and (charges)/releases	(10)	(14)
Profit before tax	79	94
Revenue from external customers	281	322
Total operating income/(expense)	227	242
Revenue from external customers includes the following fee and commission income disaggregated by income type:
- Current account and debit card fees	15	13
- Non-banking and other fees	26	32
Total fee and commission income	41	45
Fee and commission expense	(12)	(13)
Net fee and commission income	29	32
Customer loans	17,365		17,702
Total assets	17,365		17,702
Customer deposits	18,021		17,606
Total liabilities	18,045		17,634
Corporate and commercial banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	(54)	(80)
Corporate and investment banking [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	32	33
Non-interest income/(expense)	47	115
Total operating income/(expense)	79	148
Operating expenses before credit impairment losses, provisions and charges	(83)	(145)
Credit impairment (losses)/releases	4	(18)
Provisions for other liabilities and charges	(11)	(2)
Total operating credit impairment losses, provisions and (charges)/releases	(7)	(20)
Profit before tax	(11)	(17)
Revenue from external customers	85	177
Total operating income/(expense)	79	148
Revenue from external customers includes the following fee and commission income disaggregated by income type:
- Current account and debit card fees	14	14
- Non-banking and other fees	24	50
Total fee and commission income	38	64
Fee and commission expense	(7)	(8)
Net fee and commission income	31	56
Customer loans	4,060		4,613
Total assets	4,929		8,607
Customer deposits	6,059		4,853
Total liabilities	6,946		8,885
Corporate and investment banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	(6)	(29)
Corporate centre [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	(18)	11
Non-interest income/(expense)	15	42
Total operating income/(expense)	(3)	53
Operating expenses before credit impairment losses, provisions and charges	(25)	(47)
Credit impairment (losses)/releases	(1)	1
Provisions for other liabilities and charges	(99)	(5)
Total operating credit impairment losses, provisions and (charges)/releases	(100)	(4)
Profit before tax	(128)	2
Revenue from external customers	(411)	(370)
Total operating income/(expense)	(3)	53
Revenue from external customers includes the following fee and commission income disaggregated by income type:
- Non-banking and other fees		6
Total fee and commission income		6
Fee and commission expense	(1)
Net fee and commission income	(1)	6
Customer loans	4,343		4,524
Total assets	79,448		77,491
Customer deposits	2,855		2,791
Total liabilities	99,684		£ 98,105
Corporate centre [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ 408	£ 423